CAPITAL STOCK (Tables)	0 Months Ended		1 Months Ended											12 Months Ended
	Mar. 31, 2008	Mar. 24, 2008	Nov. 30, 2012	Aug. 31, 2012	Feb. 29, 2012	Aug. 31, 2011	Mar. 31, 2011	Jan. 31, 2011	May 31, 2010	Jan. 31, 2010	Nov. 30, 2009	Sep. 30, 2009	Feb. 28, 2009	Jan. 31, 2014
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted
		Average
	Number of	Exercise
	Warrants	Price

Balance at January 31, 2011	18,760,501	$0.94
Issued	5,524,500	1.56
Exercised	(4,906,895)	0.50
Expired	(2,148,900)	0.85
Balance at January 31, 2012	17,229,206	1.28
Expired	(900,000)	1.25
Balance at January 31, 2013	16,329,206	1.28
Issued	8,157,829	0.36
Expired	(5,524,500)	1.51
Balance at January 31, 2014	18,962,535	$0.74

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of	Exercise
Warrants	Price	Expiry Date
10,804,706	$1.02 (CDN$1.14)	October 26, 2015
8,157,829	$0.36 (CDN$0.40)	July 2, 2018
18,962,535

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average
	Number of	Exercise
	Options	Price

Balance at January 31, 2011	3,470,000	$0.59
Granted	1,650,000	1.15
Exercised	(1,242,500)	0.44
Expired	(300,000)	1.10
Balance at January 31, 2012	3,577,500	0.85
Granted	3,360,000	0.305
Exercised	(240,000)	0.34
Expired	(340,000)	0.81
Balance at January 31, 2013	6,357,500	0.58
Expired	(1,042,500)	0.69
Balance at January 31, 2014	5,315,000	$0.50

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Number of	Exercise
Stock Options	Price	Expiry Date
400,000	$0.37	February 10, 2014
150,000	$1.04	March 11, 2014
100,000	$0.855	January 19, 2015
400,000	$0.57 (CDN$0.64)	May 10, 2015
1,195,000	$1.03 (CDN$1.15)	August 23, 2016
3,070,000	$0.27 (CDN$0.305)	October 31, 2015
5,315,000

Schedule of Share Based Compensation as additional paid-in capital in the consolidated statements of operations [Table Text Block]
	Year	Year	Year
	Ended	Ended	Ended
	January	January	January
	31, 2014	31, 2013	31, 2012
Consulting fees	$948	$300,506	$509,196
Director fees	-	201,000	-
Mineral property interests	-	178,677	105,212
Salaries and benefits	-	203,027	32,974
	$948	$883,210	$647,382

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Risk free interest rate	2.7%;
Expected life of the warrants	1 year
Annualized volatility	39%
Dividend rate	0%

Risk free interest rate	2.6%-2.7%;
Expected life of the warrants	1 - 1.5 years
Annualized volatility	44%-63%
Dividend rate	0%

Risk free interest rate	1.16%;
Expected life of the options	3 years
Annualized volatility	86%
Dividend rate	0%

Risk free interest rate	1.6%;
Expected life of the options	5 years
Annualized volatility	86%
Dividend rate	0%

Risk free interest rate	1.77%;
Expected life of the warrants	5 years
Annualized volatility	91%
Dividend rate	0%

Risk free interest rate	0.87%;
Expected life of the warrants	2 years
Annualized volatility	77.5%
Dividend rate	0%

Risk free interest rate	2.19%;
Expected life of the options	3 years
Annualized volatility	96%
Dividend rate	0%

Risk free interest rate	2.19%;
Expected life of the options	3 years
Annualized volatility	96%
Dividend rate	0%

Risk free interest rate	2.65%;
Expected life of the options	5 years
Annualized volatility	93%
Dividend rate	0%

Risk free interest rate	1.25%;
Expected life of the options	5 years
Annualized volatility	88%
Dividend rate	0%

Risk free interest rate	1.03%;
Expected life of the warrants	1 year
Annualized volatility	120%
Dividend rate	0%

Risk free interest rate	1.15%;
Expected life of the options	3 years
Annualized volatility	90%
Dividend rate	0%

Risk free interest rate	1.18%;
Expected life of the options	5 years
Annualized volatility	98%
Dividend rate	0%

	Year	Year	Year
	Ended	Ended	Ended
	January 31,	January 31,	January 31,
	2014	2013	2012
Risk-free interest rate	N/A	1.16%	1.31-2.19%
Expected life of options	N/A	3 years	3 - 5 years
Annualized volatility	N/A	81%	86-96%
Dividend rate	N/A	0%	0%